As filed with the Securities and Exchange Commission on October 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2010

Date of reporting period:  August 31, 2010

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2010 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	95.0%
	Aerospace/Defense	0.6%
	Northrop Grumman Corp.
$1,534,000	7.75%, due 2/15/31		$2,152,756

	Agricultural Chemicals	0.4%
	Potash Corporation of Saskatchewan
1,430,000	5.875%, due 12/1/36		1,591,443

	Airlines	0.2%
	Continental Airlines, Inc.
677,780	5.983%, due 10/19/23		694,047

	Appliances	0.3%
	Whirlpool Corp.
940,000	5.50%, due 3/1/13		1,010,501

	Automobile Manufacturers	1.0%
	DaimlerChrysler NA
2,710,000	6.50%, due 11/15/13		3,097,487
500,000	8.50%, due 1/18/31		681,248
			3,778,735

	Banks	3.6%
	Capital One Financial Corp.
3,805,000	6.15%, due 9/1/16		4,132,371
	Fifth Third Bancorp
2,300,000	4.50%, due 6/1/18		2,277,039
425,000	8.25%, due 3/1/38		506,953
	Key Bank NA
1,500,000	5.80%, due 7/1/14		1,638,929
	Marshall & Ilsley Bank
500,000	4.85%, 6/16/15		475,409
	Regions Financial Corp.
375,000	7.50%, due 5/15/18		398,850
250,000	6.45%, due 6/26/37		221,045
	Royal Bank of Scotland Group PLC
750,000	5.00%, due 10/1/14		754,474
	Suntrust Banks
2,600,000	6.00%, due 9/11/17		2,854,862
	UBS AG Preferred Funding Trust
400,000	6.243%, due 5/15/16 (a)		382,500
			13,642,432

	Beverages	1.6%
	Anheuser-Busch Companies, Inc.
2,690,000	5.50%, due 1/15/18		3,037,903
1,430,000	6.45%, due 9/1/37		1,707,753
	Dr Pepper Snapple Group, Inc.
1,000,000	6.82%, due 5/1/18		1,233,614
			5,979,270

	Broker	0.5%
	Goldman Sachs Capital II Preferred Trust
400,000	5.793%, due 6/1/12 (a)		323,500
	Jefferies Group, Inc.
550,000	6.25%, due 1/15/36		515,818
	Nomura Holdings, Inc.
1,000,000	6.70%, due 3/4/20		1,144,118
			1,983,436

	Cable/Satellite	0.5%
	Direct TV Holdings
1,600,000	7.625%, due 5/15/16		1,766,054

	Capital Goods	0.2%
	Vulcan Materials Co.
560,000	5.60%, due 11/30/12		603,125

	Chemicals	1.2%
	Dow Chemical Co.
2,850,000	8.55%, due 5/15/19		3,578,189
1,040,000	7.375%, due 11/1/29		1,200,131
			4,778,320

	Construction	0.6%
	CRH America, Inc.
2,118,000	6.00%, due 9/30/16		2,330,094

	Consumer Products	0.7%
	Clorox Co.
2,280,000	5.95%, due 10/15/17		2,703,729

	Diversified Financial Services	0.4%
	Block Financial LLC
1,300,000	7.875%, due 1/15/13		1,437,540

	Diversified Manufacturing	1.6%
	ITT Corp.
3,110,000	6.125%, due 5/1/19		3,701,171
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		681,776
	Tyco Electronics Group SA
995,000	6.00%, due 10/1/12		1,077,284
	Tyco International Group SA
600,000	6.00%, due 11/15/13		680,367
			6,140,598

	Drilling	0.5%
	Rowan Companies, Inc.
1,800,000	7.875%, due 8/1/19		2,097,157

	Electric Utilities	9.8%
	Ameren Corp.
700,000	8.875%, due 5/15/14		813,180
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14		1,898,018
	CenterPoint Energy, Inc.
1,510,000	7.00%, due 3/1/14		1,790,801
	Constellation Energy Group
1,000,000	7.60%, due 4/1/32		1,239,897
	Consumers Energy
3,295,000	5.50%, due 8/15/16		3,747,311
	Dominion Resources, Inc.
2,730,000	5.15%, due 7/15/15		3,097,526
620,000	5.95%, due 6/15/35		711,800
	DTE Energy Co.
600,000	6.375%, due 4/15/33		670,768
	Duke Energy Corp.
2,110,000	6.25%, due 6/15/18		2,501,586
	Exelon Corp.
2,675,000	4.90%, due 6/15/15		2,935,299
955,000	5.625%, due 6/15/35		989,400
	FirstEnergy Corp.
1,415,000	7.375%, due 11/15/31		1,571,912
	Indiana Michigan Power
1,050,000	6.05%, due 3/15/37		1,189,169
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19		1,623,795
	MidAmerican Energy Holdings Co.
2,000,000	6.125%, due 4/1/36		2,319,466
	Nevada Power Co.
1,430,000	6.50%, due 8/1/18		1,723,728
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14		1,876,652
	Oncor Electric Delivery
1,055,000	7.00%, due 5/1/32		1,298,397
	PPL Energy Supply, LLC
1,420,000	6.40%, due 11/1/11		1,502,986
	PSEG Power, LLC
760,000	6.95%, due 6/1/12		833,666
	Puget Sound Energy, Inc.
2,550,000	6.274%, due 3/15/37		2,999,262
			37,334,619

	Energy	1.0%
	Diamond Offshore Drilling, Inc.
2,100,000	5.875%, due 5/1/19		2,406,394
	Husky Energy Inc.
1,000,000	7.25%, due 12/15/19		1,235,514
			3,641,908

	Finance	0.8%
	SLM Corp.
1,930,000	5.375%, due 5/15/14		1,777,049
1,350,000	8.45%, due 6/15/18		1,240,327
			3,017,376

	Finance - Credit Cards	0.2%
	American Express Co.
675,000	6.80%, due 9/1/66 (a)		663,188

	Food	4.7%
	ConAgra Foods, Inc.
850,000	6.75%, due 9/15/11		897,131
450,000	7.125%, due 10/1/26		555,057
	H.J. Heinz Finance Co.
925,000	6.625%, due 7/15/11		970,337
	Kraft Foods, Inc.
2,855,000	6.25%, due 6/1/12		3,103,071
3,415,000	6.50%, due 8/11/17		4,083,186
1,570,000	6.875%, due 2/1/38		1,942,442
	Kroger Co.
1,350,000	6.20%, due 6/15/12		1,464,769
920,000	6.15%, due 1/15/20		1,099,020
	Safeway, Inc.
510,000	6.35%, due 8/15/17		605,607
	Sara Lee Corp.
1,405,000	3.875%, due 6/15/13		1,492,775
	Yum! Brands, Inc.
1,425,000	6.25%, due 3/15/18		1,697,728
			17,911,123

	Forest Products & Paper	0.4%
	International Paper Co.
1,405,000	7.95%, due 6/15/18		1,704,785

	Gas Pipelines	1.0%
	Plains All American Pipeline, L.P.
3,430,000	6.50%, due 5/1/18		3,923,155

	Health Care	1.8%
	Hospira, Inc.
1,695,000	5.55%, due 3/30/12		1,799,537
	Humana Inc.
2,655,000	7.20%, due 6/15/18		3,046,028
	McKesson Corp.
1,970,000	5.25%, due 3/1/13		2,145,397
			6,990,962

	Hotels	0.2%
	Marriott International, Inc.
900,000	5.625%, due 2/15/13		962,375

	Insurance	3.9%
	Allstate Corp.
350,000	6.125%, due 5/15/37 (a)		319,375
	CIGNA Corp.
900,000	6.35%, due 3/15/18		1,055,963
165,000	6.15%, due 11/15/36		181,558
	CNA Financial Corp.
700,000	5.85%, due 12/15/14		745,194
	Genworth Financial, Inc.
700,000	5.75%, due 6/15/14		715,733
	Hartford Financial Services Group
1,075,000	5.25%, due 10/15/11		1,114,091
	Lincoln National Corp.
1,300,000	8.75%, due 7/1/19		1,662,601
	Marsh & McLennan Cos., Inc.
1,280,000	5.75%, due 9/15/15		1,391,695
	MetLife, Inc.
1,005,000	6.40%, due 12/15/66		919,575
	Protective Life Corp.
350,000	7.375%, due 10/15/19		399,332
	Prudential Financial, Inc.
2,765,000	5.10%, due 9/20/14		3,007,994
1,030,000	6.625%, due 12/1/37		1,183,692
	Willis North America Inc.
1,365,000	6.20%, due 3/28/17		1,448,543
	XL Capital Ltd.
900,000	5.25%, due 9/15/14		956,825
			15,102,171

	Media	8.4%
	Comcast Corp.
2,615,000	6.50%, due 1/15/17		3,102,747
3,600,000	7.05%, due 3/15/33		4,358,102
	Cox Communications, Inc.
3,440,000	7.125%, due 10/1/12		3,826,814
	News America, Inc.
750,000	5.30%, due 12/15/14		847,017
3,275,000	6.20%, due 12/15/34		3,596,196
	Time Warner, Inc.
4,760,000	7.625%, due 4/15/31		5,949,914
	Time Warner Cable, Inc.
4,660,000	5.40%, due 7/2/12		5,001,778
	Time Warner Entertainment Company, L.P.
2,360,000	8.375%, due 7/15/33		3,109,465
	Viacom, Inc.
565,000	6.25%, due 4/30/16		659,369
755,000	7.875%, due 7/30/30		926,725
650,000	6.875%, due 4/30/36		776,100
			32,154,227

	Medical Services	0.2%
	Medco Health Solutions, Inc.
700,000	7.125%, due 3/15/18		862,905

	Metals	0.9%
	Alcoa Inc.
960,000	5.55%, due 2/1/17		981,342
1,360,000	5.95%, due 2/1/37		1,235,148
	Southern Copper Corp.
1,000,000	6.75%, due 4/16/40		1,084,375
			3,300,865

	Mining	4.8%
	Barrick Gold Corp.
3,220,000	6.95%, due 4/1/19		4,049,443
	Freeport-McMoran C&G
1,715,000	8.375%, due 4/1/17		1,906,084
	Newmont Mining Corp.
3,250,000	5.125%, due 10/1/19		3,615,944
	Rio Tinto Finance USA, Ltd.
3,635,000	6.50%, due 7/15/18		4,309,263
755,000	7.125%, due 7/15/28		944,060
	Vale Overseas Limited
1,565,000	6.25%, due 1/23/17		1,758,232
1,615,000	6.875%, due 11/21/36		1,842,965
			18,425,991

	Office Equipment	0.6%
	Xerox Corp.
2,086,000	6.40%, due 3/15/16		2,408,756

	Oil & Gas	11.9%
	Anadarko Petroleum Corp.
2,080,000	5.95%, due 9/15/16		2,062,603
1,300,000	6.45%, due 9/15/36		1,130,798
	Canadian Natural Resources
985,000	6.00%, due 8/15/16		1,156,870
2,055,000	6.50%, due 2/15/37		2,466,756
	Devon Energy Corp.
785,000	7.95%, due 4/15/32		1,082,988
	Devon Financing Corp., U.L.C.
595,000	6.875%, due 9/30/11		632,998
	Encana Corp.
1,070,000	6.50%, due 8/15/34		1,228,660
	Encana Holdings Financial Corp.
925,000	5.80%, due 5/1/14		1,049,658
	Energy Transfer Partners LP
1,285,000	5.95%, due 2/1/15		1,417,301
620,000	7.50%, due 7/1/38		724,766
	Enterprise Products
2,375,000	5.60%, due 10/15/14		2,655,818
	Hess Corp.
575,000	8.125%, due 2/15/19		750,619
730,000	7.875%, due 10/1/29		947,092
	Kinder Morgan Energy Partners
1,710,000	5.125%, due 11/15/14		1,886,771
1,670,000	5.80%, due 3/15/35		1,690,770
	Marathon Oil Corp.
470,000	5.90%, due 3/15/18		543,744
810,000	6.60%, due 10/1/37		971,708
	Nexen, Inc.
1,060,000	6.40%, due 5/15/37		1,167,247
	Pemex Master Trust
1,400,000	5.75%, due 3/1/18		1,535,040
2,025,000	6.625%, due 6/15/35		2,212,278
	Petrobras International Finance Co.
2,905,000	5.875%, due 3/1/18		3,169,515
700,000	6.875%, due 1/20/40		775,816
	Smith International, Inc.
3,200,000	9.75%, due 3/15/19		4,566,387
	Suncor Energy, Inc.
700,000	6.10%, due 6/1/18		818,655
2,400,000	6.50%, due 6/15/38		2,804,407
	Talisman Energy
805,000	6.25%, due 2/1/38		894,820
	Transocean Inc.
1,320,000	6.00%, due 3/15/18		1,322,021
	Valero Energy Corp.
610,000	6.875%, due 4/15/12		657,164
885,000	6.625%, due 6/15/37		899,401
	Weatherford International Ltd.
850,000	9.625%, due 3/1/19		1,116,961
1,090,000	6.50%, due 8/1/36		1,136,869
			45,476,501

	Pharmacy Services	0.3%
	Express Scripts, Inc.
1,000,000	6.25%, due 6/15/14		1,153,748

	Pipelines	2.5%
	Enbridge Energy Partners, L.P.
700,000	5.20%, due 3/15/20		756,001
	ONEOK, Inc.
2,360,000	5.20%, due 6/15/15		2,549,633
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12		373,010
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17		1,436,102
665,000	7.00%, due 10/15/28		742,294
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32		1,181,092
	TransCanada Pipelines Limited
400,000	6.35%, due 5/15/67 (a)		365,576
	Williams Pipeline Partners LP
1,800,000	7.25%, due 2/1/17		2,129,645
			9,533,353

	Printing	0.2%
	R. R. Donnelley & Sons Co.
700,000	6.125%, due 1/15/17		722,641

	Real Estate Investment Trusts	2.3%
	Boston Properties, LP
1,625,000	6.25%, due 1/15/13		1,782,415
	Duke Realty LP
1,350,000	8.25%, due 8/15/19		1,588,749
	ERP Operating LP
1,345,000	5.25%, due 9/15/14		1,486,629
	Health Care Property Investors, Inc.
1,350,000	6.00%, due 1/30/17		1,437,414
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14		806,815
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		626,788
	ProLogis
1,290,000	5.75%, due 4/1/16		1,258,754
			8,987,564

	Retail	1.7%
	CVS/Caremark Corp.
3,275,000	5.75%, due 6/1/17		3,757,938
	Home Depot, Inc.
925,000	5.25%, due 12/16/13		1,028,658
1,065,000	5.875%, due 12/16/36		1,140,964
	Staples, Inc.
550,000	9.75%, due 1/15/14		683,245
			6,610,805

	Sovereign	9.3%
	Federal Republic of Brazil
3,210,000	11.00%, due 1/11/12		3,675,450
4,325,000	6.00%, due 1/17/17		5,006,187
6,460,000	7.125%, due 1/20/37		8,398,000
	Republic of Panama
1,100,000	5.20%, due 1/30/20		1,215,500
1,800,000	6.70%, due 1/26/36		2,196,000
	Republic of Peru
1,190,000	8.375%, due 5/3/16		1,493,450
1,830,000	6.55%, due 3/14/37		2,186,850
	United Mexican States
2,520,000	5.875%, due 1/15/14		2,847,600
4,280,000	5.625%, due 1/15/17		4,825,700
2,878,000	6.75%, due 9/27/34		3,604,695
			35,449,432

	Steel	0.6%
	Arcelormittal SA
2,000,000	9.00%, due 2/15/15		2,404,246

	Technology	0.3%
	Motorola, Inc.
1,110,000	8.00%, due 11/1/11		1,183,886
81,000	6.625%, due 11/15/37		87,623
			1,271,509

	Telecommunications	6.8%
	AT&T Broadband Corp.
2,684,000	8.375%, due 3/15/13		3,120,392
	British Telecom PLC
1,355,000	9.375%, due 12/15/10		1,385,288
1,520,000	5.15%, due 1/15/13		1,612,608
1,600,000	9.625%, due 12/15/30		2,201,198
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17		1,750,640
	Deutsche Telekom International Finance
2,070,000	6.75%, due 8/20/18		2,530,163
1,345,000	8.75%, due 6/15/30		1,892,568
	Embarq Corp.
730,000	7.995%, due 6/1/36		757,179
	Qwest Corp.
2,550,000	8.875%, due 3/15/12		2,811,375
815,000	6.875%, due 9/15/33		804,813
	Rogers Wireless, Inc.
1,910,000	6.375%, due 3/1/14		2,186,087
	Telecom Italia Capital
3,200,000	5.25%, due 11/15/13		3,404,691
1,405,000	6.375%, due 11/15/33		1,398,933
			25,855,935

	Tobacco	2.4%
	Altria Group, Inc.
2,770,000	9.70%, due 11/10/18		3,669,569
1,125,000	9.95%, due 11/10/38		1,609,014
	Reynolds American, Inc.
3,595,000	6.75%, due 6/15/17		4,037,562
			9,316,145

	Transportation	2.8%
	Burlington Northern Santa Fe
870,000	6.75%, due 7/15/11		916,472
2,870,000	6.15%, due 5/1/37		3,369,475
	CSX Corp.
1,340,000	5.60%, due 5/1/17		1,528,187
	Norfolk Southern Corp.
1,300,000	5.257%, due 9/17/14		1,452,987
605,000	7.05%, due 5/1/37		790,829
	Union Pacific Corp.
2,075,000	6.15%, due 5/1/37		2,495,426
			10,553,376

	Utilities - Natural Gas	0.5%
	Sempra Energy
1,800,000	6.00%, due 2/1/13		1,980,617

	Waste Disposal	0.8%
	Allied Waste North America, Inc.
1,995,000	6.875%, due 6/1/17		2,204,982
	Waste Management, Inc.
780,000	7.75%, due 5/15/32		1,037,469
			3,242,451

	Total Corporate Bonds (cost $321,566,667)		363,651,966

	U.S. GOVERNMENT INSTRUMENTALITIES	3.7%
	U.S. Treasury Bonds	1.6%
	U.S. Treasury Bonds
5,400,000	4.375%, due 5/15/40		6,231,093

	U.S. Treasury Notes	2.1%
	U.S. Treasury Notes
7,500,000	2.50%, due 3/31/15 (c)		7,930,095

	Total U.S. Government Instrumentalities (cost $13,364,174)		14,161,188

Shares

	SHORT-TERM INVESTMENTS	0.3%
1,222,896	AIM STIT - Treasury Portfolio - Institutional Class, 0.07% (b) (c)		1,222,896

	Total Short-Term Investments (cost $1,222,896)		1,222,896

	Total Investments (cost $336,153,737)	99.0%	379,036,050
	Other Assets less Liabilities	1.0%	3,722,099
	TOTAL NET ASSETS	100.0%	$382,758,149

	(a) Variable rate security. Rate shown reflects the rate in effect at August 31, 2010.
	(b) Rate shown is the 7-day yield at August 31, 2010.
	(c) A portion of the security is segregated in connection with credit default swap contracts.

Credit Default Swaps on Credit Indices
Sell Protection

		Receive
		Fixed	Expiration	Notional	Unrealized
Counterparty	Reference Index	Rate	Date	Amount	Appreciation
Barclays Bank PLC	CDX.NA.IG.HVOL13	1.00%	12/20/2014	$15,000,000	$14,151

Country Allocation
Country		% of Net Assets
United States		75.0%
Canada		5.7%
Brazil		4.5%
Mexico		2.9%
Luxembourg		2.3%
Cayman Islands		2.0%
United Kingdom		1.6%
Australia		1.4%
Netherlands		1.1%
Peru		1.0%
Panama		0.9%
Bermuda		0.8%
Switzerland		0.3%
Japan		0.3%
Ireland		0.2%
		100.00%

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

Cost of investments	$336,978,925

Gross unrealized appreciation	$42,688,037
Gross unrealized depreciation	(630,912)
Net unrealized appreciation	$42,057,125

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at August 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$363,651,966	$—	$363,651,966
U.S. Government Securities	—	14,161,188	—	14,161,188
Total Fixed Income	—	377,813,154	—	377,813,154
Short-Term Investments	1,222,896	—	—	1,222,896
Total Investments in Securities	$1,222,896	$377,813,154	$—	$379,036,050
Other Financial Investments*	$—	$14,151	$—	$14,151
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

PIA MBS BOND FUND
Schedule of Investments - August 31, 2010 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	90.8%
	U.S. Government Agencies	90.8%
	FHLMC Pool
$185,690	4.50%, due 5/1/20, #G18052		$198,138
170,609	4.50%, due 3/1/21, #G18119		181,727
165,184	5.00%, due 3/1/21, #G18105		176,120
322,382	4.50%, due 5/1/21, #J01723		343,391
148,272	6.00%, due 6/1/21, #G18124		160,692
514,268	4.50%, due 9/1/21, #G12378		548,745
194,389	5.00%, due 11/1/21, #G18160		207,258
153,659	5.00%, due 2/1/22, #G12522		163,831
270,579	5.00%, due 2/1/22, #J04411		288,012
507,829	5.50%, due 3/1/22, #G12577		546,570
279,168	5.00%, due 7/1/22, #J05243		297,154
25,049	5.50%, due 5/1/35, #B31639		26,907
889,354	5.00%, due 8/1/35, #A36351		948,459
727,717	5.00%, due 10/1/35, #G01940		776,080
794,823	6.00%, due 1/1/36, #A42208		860,121
55,377	7.00%, due 1/1/36, #G02048		62,122
1,036,039	5.50%, due 2/1/36, #G02031		1,112,874
361,676	7.00%, due 8/1/36, #G08148		403,426
742,532	6.50%, due 9/1/36, #A54908		809,451
445,813	6.50%, due 11/1/36, #A54094		485,991
639,060	5.50%, due 2/1/37, #A57840		684,457
978,721	5.00%, due 5/1/37, #A60268		1,040,193
878,429	5.00%, due 6/1/37, #G03094		933,602
2,381,341	5.50%, due 6/1/37, #A61982		2,544,788
1,525,551	6.00%, due 6/1/37, #A62176		1,642,777
2,510,958	6.00%, due 6/1/37, #A62444		2,703,905
404,749	5.00%, due 7/1/37, #A63187		430,171
1,596,629	5.50%, due 8/1/37, #G03156		1,706,217
330,429	6.50%, due 8/1/37, #A70413		359,692
29,946	7.00%, due 8/1/37, #A70079		33,403
150,710	7.00%, due 9/1/37, #A65171		167,957
67,937	7.00%, due 9/1/37, #A65335		75,712
29,079	7.00%, due 9/1/37, #A65670		32,407
242,407	7.00%, due 9/1/37, #A65780		270,148
33,908	7.00%, due 9/1/37, #A65941		37,788
7,416	7.00%, due 9/1/37, #A66041		8,357
346,641	7.00%, due 9/1/37, #G03207		386,654
260,621	6.50%, due 11/1/37, #A68726		283,702
580,554	5.50%, due 4/1/38, #G04121		620,402
322,506	5.50%, due 5/1/38, #A77265		344,642
603,128	5.50%, due 5/1/38, #G04215		644,524
	FHLMC GOLD TBA (a)
10,300,000	5.00%, due 9/1/34		10,930,875
4,000,000	4.50%, due 6/1/37		4,196,248
	FNMA Pool
137,326	4.50%, due 10/1/20, #842732		146,583
316,397	4.50%, due 12/1/20, #813954		337,724
189,598	4.50%, due 2/1/21, #845437		202,378
249,888	5.00%, due 2/1/21, #865191		267,368
116,934	5.00%, due 5/1/21, #879112		124,712
390,381	4.50%, due 7/1/21, #845515		416,086
260,645	5.50%, due 10/1/21, #905090		280,903
203,328	5.00%, due 2/1/22, #900946		216,853
408,950	6.00%, due 2/1/22, #912522		442,948
497,930	5.00%, due 6/1/22, #937709		530,012
242,446	5.00%, due 7/1/22, #938033		258,066
296,741	5.00%, due 7/1/22, #944887		317,719
694,272	5.50%, due 7/1/22, #905040		747,975
10,208	7.00%, due 8/1/32, #650101		11,571
120,884	7.00%, due 6/1/35, #821610		134,668
64,888	7.00%, due 7/1/35, #826251		72,287
70,094	7.00%, due 9/1/35, #842290		78,086
77,115	4.50%, due 11/1/35, #256032		81,541
190,760	5.00%, due 12/1/35, #852482		203,706
31,933	7.00%, due 2/1/36, #865190		35,574
63,416	7.00%, due 4/1/36, #887709		70,619
1,861,703	5.00%, due 5/1/36, #745515		1,988,046
119,923	6.50%, due 7/1/36, #897100		130,956
137,811	7.00%, due 7/1/36, #887793		153,465
406,053	6.00%, due 8/1/36, #892925		438,651
683,714	6.50%, due 8/1/36, #878187		746,614
400,817	5.00%, due 9/1/36, #893621		427,267
230,817	7.00%, due 9/1/36, #900964		257,035
579,600	5.50%, due 10/1/36, #831845		621,588
473,508	5.50%, due 10/1/36, #893087		507,810
573,060	6.00%, due 10/1/36, #897174		619,065
522,812	5.50%, due 12/1/36, #256513		560,687
1,799	6.50%, due 12/1/36, #920162		1,965
145,814	7.00%, due 1/1/37, #256567		162,377
989,865	5.50%, due 2/1/37, #256597		1,061,574
396,911	6.00%, due 2/1/37, #909357		428,154
16,366	7.00%, due 2/1/37, #915904		18,225
615,523	5.50%, due 3/1/37, #256636		659,021
429,470	6.50%, due 5/1/37, #917052		468,175
2,361,693	5.50%, due 6/1/37, #918554		2,528,589
478,015	5.50%, due 6/1/37, #918705		511,796
2,073,246	6.00%, due 6/1/37, #888413		2,236,446
1,702,541	6.00%, due 6/1/37, #917129		1,836,559
212,466	7.00%, due 6/1/37, #256774		236,610
103,975	7.00%, due 6/1/37, #940234		115,790
333,217	5.00%, due 7/1/37, #944534		354,804
558,119	5.50%, due 10/1/37, #954939		597,560
785,007	6.00%, due 12/1/37, #965488		846,800
1,787,074	5.50%, due 2/1/38, #961691		1,913,364
426,437	6.00%, due 6/1/38, #984764		459,605
	FNMA TBA (a)
14,500,000	5.00%, due 9/1/34		15,399,464
9,500,000	4.50%, due 9/15/35		9,977,964
	GNMA Pool
37,994	7.00%, due 9/15/35, #647831		42,440
233,843	5.00%, due 10/15/35, #642220		252,650
152,888	5.00%, due 11/15/35, #550718		165,184
153,605	5.50%, due 11/15/35, #650091		167,039
122,859	5.50%, due 12/15/35, #646307		133,604
187,189	5.50%, due 4/15/36, #652534		203,326
191,370	6.50%, due 6/15/36, #652593		210,893
176,009	5.50%, due 7/15/36, #608993		191,182
364,151	6.50%, due 10/15/36, #646564		401,300
273,841	6.00%, due 11/15/36, #617294		299,277
258,116	6.50%, due 12/15/36, #618753		284,448
588,731	5.50%, due 2/15/37, #658419		638,564
1,047,961	6.00%, due 4/15/37, #668411		1,143,007
984,986	5.00%, due 8/15/37, #671463		1,060,665
525,644	6.00%, due 10/15/37, #664379		573,318
356,780	5.50%, due 8/15/38, #677224		386,868
482,781	5.50%, due 8/15/38, #691314		523,495
	GNMA TBA (a)
2,000,000	5.50%, due 9/15/34		2,164,688
6,000,000	5.00%, due 9/1/39		6,448,128
6,000,000	4.50%, due 9/1/40		6,370,314
			111,579,485

	Total Mortgage-Backed Securities (cost $106,798,908)		111,579,485

	U.S. GOVERNMENT INSTRUMENTALITIES
	U.S. Treasury Notes	0.8%
	U.S. Treasury Note
1,000,000	0.75%, due 11/30/11		1,004,883
	Total U.S. Government Instrumentalities (cost $1,000,297)		1,004,883

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	53.3%
11,291,721	AIM STIT - Treasury Portfolio - Institutional Class, 0.07% (b)		11,291,721
12,244,312	Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% (b)		12,244,312
$17,000,000	U.S. Treasury Bill, 0.12%, due 11/18/10 (c)		16,995,512
12,000,000	U.S. Treasury Bill, 0.17%, due 4/7/11 (c)		11,987,868
13,000,000	U.S. Treasury Bill, 0.18%, due 5/5/11 (c)		12,984,452
	Total Short-Term Investments (cost $65,483,723)		65,503,865

	Total Investments (cost $173,282,928)	144.9%	178,088,233
	Liabilities less Other Assets	(44.9)%	(55,229,993)
	TOTAL NET ASSETS	100.0%	$122,858,240

(a) Security purchased on a when-issued basis. As of August 31, 2010, the total cost of investments purchased on a when-issued basis was $55,417,719 or 45.1% of total net assets.
(b) Rate shown is the 7-day yield at August 31, 2010.
(c) Rate shown is the discount rate at August 31, 2010.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

Cost of investments	$173,282,928

Gross unrealized appreciation	$4,832,684
Gross unrealized depreciation	(27,379)
Net unrealized appreciation	$4,805,305

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at August 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities – U.S. Government Agencies	$—	$111,579,485	$—	$111,579,485
U.S. Government Securities	—	1,004,883	—	1,004,883
Total Fixed Income	—	112,584,368	—	112,584,368
Short-Term Investments	23,536,033	41,967,832	—	65,503,865
Total Investments in Securities	$23,536,033	$154,552,200	$—	$178,088,233

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

PIA MODERATE DURATION BOND FUND
Schedule of Investments - August 31, 2010 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	27.3%

	Aerospace	0.6%
	Boeing Capital Corp.
$300,000	4.70%, due 10/27/19		$337,905

	Agriculture	2.0%
	Archer-Daniels-Midland Co.
550,000	5.375%, due 9/15/35		624,073
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19		484,448
			1,108,521

	Banks	2.2%
	Bank of America Corp.
325,000	5.125%, due 11/15/14		347,949
	Citigroup, Inc.
400,000	6.125%, due 11/21/17		432,906
	Wells Fargo & Co.
400,000	4.375%, due 1/31/13		426,843
			1,207,698

	Beverages	1.1%
	Coca-Cola Enterprises, Inc.
200,000	4.25%, due 3/1/15		221,475
	Constellation Brands, Inc.
350,000	7.25%, due 5/15/17		368,375
			589,850

	Brokers	0.6%
	Goldman Sachs Group Inc.
150,000	6.15%, due 4/1/18		164,073
	Morgan Stanley
150,000	6.625%, due 4/1/18		165,085
			329,158

	Chemicals	1.3%
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18		422,000
	E.I. Du Pont De Nemours & Co.
250,000	5.75%, due 3/15/19		298,819
			720,819

	Construction Machinery	0.7%
	Caterpillar Financial Services Corp.
400,000	2.00%, due 4/5/13		409,842

	Consumer Products	0.8%
	Newell Rubbermaid Inc.
400,000	4.70%, due 8/15/20		419,992

	Diversified Financial Services	0.7%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16		382,651

	Electric Utilities	1.0%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37		540,639

	Food Products	0.7%
	Tyson Foods, Inc.
350,000	7.35%, due 4/1/16		384,125

	Forest Products	0.8%
	International Paper Co.
350,000	9.375%, due 5/15/19		453,888

	Hotels	0.7%
	Starwood Hotels & Resorts Worldwide
350,000	7.875%, due 10/15/14		388,500

	Insurance	1.6%
	American International Group, Inc.
500,000	4.25%, due 5/15/13		503,125
	MetLife, Inc.
350,000	5.00%, due 6/15/15		384,094
			887,219

	Media	1.4%
	News America, Inc.
200,000	5.30%, 12/15/14		225,871
	Viacom, Inc
450,000	6.25%, due 4/30/16		525,161
			751,032

	Medical/Drugs	3.6%
	Amgen, Inc.
600,000	6.40%, due 2/1/39		758,451
	AstraZeneca PLC
400,000	5.40%, due 9/15/12		436,695
	GlaxoSmithKline
400,000	5.65%, due 5/15/18		475,794
	Wyeth
275,000	5.45%, due 4/1/17		322,380
			1,993,320

	Medical Instruments	0.4%
	Beckman Coulter, Inc.
200,000	6.00%, due 6/1/15		228,574

	Metals	0.6%
	Teck Cominco Metals Ltd.
300,000	5.375%, due 10/1/15		327,469

	Mining	1.4%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18		355,648
	Southern Copper Corp.
400,000	5.375%, due 4/16/20		423,345
			778,993

	Oil & Gas	1.3%
	Chesapeake Energy Corp.
350,000	2.25%, due 12/15/38		263,812
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12		107,845
	Weatherford International Ltd.
300,000	6.00%, due 3/15/18		331,022
			702,679

	Retail	1.8%
	CVS Caremark Corp.
300,000	5.75%, due 6/1/17		344,239
	Federated Retail Holdings Inc.
350,000	5.90%, due 12/1/16		362,250
	Target Corp.
200,000	7.00%, due 1/15/38		262,818
			969,307

	Steel	0.6%
	Allegheny Technologies, Inc.
291,000	9.375%, due 6/1/19		353,587

	Telecommunications	0.6%
	Sprint Capital Corp.
170,000	8.375%, due 3/15/12		180,625
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		130,778
			311,403

	Wireless Communications	0.8%
	Motorola, Inc.
400,000	5.375%, due 11/15/12		423,041

	Total Corporate Bonds (cost $13,759,355)		15,000,212

	MORTGAGE-BACKED SECURITIES	30.7%
	U.S. Government Agencies	30.7%
	FHLMC GOLD TBA (a)
1,000,000	4.00%, due 9/15/25		1,050,000
3,000,000	5.00%, due 9/1/34		3,183,750
1,000,000	4.50%, due 6/1/37		1,049,062
	FNMA Pool
565,475	5.50%, due 1/1/38, #952038		605,437
1,171,716	5.50%, due 8/1/38, #889988		1,264,180
	FNMA TBA (a)
1,200,000	4.50%, due 9/1/19		1,269,750
3,000,000	5.00%, due 9/1/34		3,186,096
2,300,000	4.50%, due 9/15/35		2,415,718
1,200,000	4.00%, due 9/1/40		1,242,937
	GNMA TBA (a)
1,500,000	4.50%, due 9/1/40		1,592,578
			16,859,508

	Total Mortgage-Backed Securities (cost $16,745,115)		16,859,508

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	54.3%
	Federal Deposit Insurance Corporation
	Guaranteed Corporate Notes	0.9%
	General Electric Capital Corp.
450,000	2.00%, due 9/28/12		462,469

	U.S. Government Agencies	0.8%
	FHLB
200,000	5.50%, due 7/15/36		249,380
	FHLMC
150,000	6.25%, due 7/15/32		204,660
			454,040

	U.S. Treasury Bonds	1.4%
	U.S. Treasury Bond
725,000	3.875%, due 8/15/40		770,766

	U.S. Treasury Notes	51.2%
	U.S. Treasury Note
1,700,000	1.125%, due 6/30/11		1,712,551
11,200,000	1.00%, due 7/31/11 (b)		11,274,816
6,000,000	1.00%, due 10/31/11		6,045,936
1,200,000	1.50%, due 7/15/12		1,224,140
2,800,000	1.75%, due 7/31/15		2,859,069
700,000	3.00% due 8/31/16		752,883
875,000	3.625%, due 8/15/19		965,030
3,000,000	3.50%, due 5/15/20		3,269,298
			28,103,723

	Total U.S. Government Agencies and
	Instrumentalities (cost $29,404,219)		29,790,998

	OPEN-END FUNDS	4.4%
233,740	PIA BBB Bond Fund		2,395,833

	Total Open-End Funds (cost $2,300,000)		2,395,833

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (c) (d) (cost $0)		—

Shares/Principal Amount

	SHORT-TERM INVESTMENTS	9.7%
12,668	AIM STIT - Treasury Portfolio - Institutional Class, 0.07% (b) (e)		12,668
788,492	Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% (b) (e)		788,492
$4,500,000	U.S. Treasury Bill, 0.17%, due 4/7/11 (b) (f)		4,495,451
	Total Short-Term Investments (cost $5,290,080)		5,296,611

	Total Investments (cost $67,498,769)	126.4%	69,343,162
	Liabilities less Other Assets	(26.4)%	(14,461,654)
	TOTAL NET ASSETS	100.0%	$54,881,508

(a) Security purchased on a when-issued basis. As of August 31, 2010, the total cost of investments purchased on a when-issued basis was $14,948,094 or 27.2% of total net assets.
(b) A portion of the security is segregated in connection with credit default swap contracts.
(c) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of August 31, 2010, the security had a cost and value of $0 (0.0% of total net assets).
(d) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(e) Rate shown is the 7-day yield at August 31, 2010.
(f) Rate shown is the discount rate at August 31, 2010.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

Credit Default Swaps on Credit Indices
Buy Protection

		Pay
		Fixed	Expiration	Notional	Unrealized
Counterparty	Reference Index	Rate	Date	Amount	Appreciation

Barclays Bank PLC	Markit CDX.NA.HY.14	5.00%	6/20/15	$2,000,000	$16,932
Barclays Bank PLC	Markit CDX.NA.IG.14	1.00%	6/20/15	6,000,000	1,778

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

Cost of investments	$67,580,340

Gross unrealized appreciation	$1,841,626
Gross unrealized depreciation	(78,804)
Net unrealized appreciation	$1,762,822

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at August 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$15,000,212	$—	$15,000,212
Mortgage-Backed Securities	—	16,859,508	—	16,859,508
U.S. Government Agencies	—	29,790,998	—	29,790,998
Open–End Funds	2,395,833	—	—	2,395,833
Total Fixed Income	2,395,833	61,650,718	—	64,046,551
Short-Term Investments	801,160	4,495,451	—	5,296,611
Total Investments in Securities	$3,196,993	$66,146,169	$—	$69,343,162
Other Financial Investments*	$—	$18,710	$—	$18,710
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2010 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	8.5%
	Aerospace	0.5%
	Boeing Capital Corp.
$250,000	7.375%, due 9/27/10		$251,170
	Boeing Co.
550,000	1.875%, due 11/20/12		560,893
			812,063

	Banks	0.4%
	Bear Stearns Companies Inc.
420,000	5.35%, due 2/1/12		445,189
	JPMorgan Chase & Co.
250,000	5.60%, due 6/1/11		259,412
			704,601

	Beverages	0.5%
	Coca Cola Enterprises Inc.
250,000	4.25%, due 9/15/10		250,313
500,000	3.75%, due 3/1/12		522,746
			773,059

	Brokers	1.0%
	Goldman Sachs Group Inc.
250,000	6.875%, due 1/15/11		255,682
500,000	3.625%, due 8/1/12		517,772
	Morgan Stanley
750,000	5.30%, due 3/1/13		802,078
			1,575,532

	Capital Goods	0.5%
	Caterpillar Financial Services Corp.
800,000	2.00%, due 4/5/13		819,684

	Computers	0.5%
	Hewlett Packard Co.
600,000	5.25%, due 3/1/12		640,375
150,000	4.50%, due 3/1/13		162,689
			803,064

	Diversified Financial Services
	General Electric Capital Corp.	0.4%
600,000	5.00%, due 11/15/11		630,397

	Electric Utilities	0.5%
	Duke Energy Carolinas
750,000	6.25%, due 1/15/12		805,332

	Medical-Drugs	1.6%
	Abbott Laboratories
250,000	5.60%, due 5/15/11		259,164
500,000	5.15%, due 11/30/12		548,572
	American Home Products Corp.
500,000	6.95%, due 3/15/11		517,300
	Eli Lilly & Co.
750,000	3.55%, due 3/6/12		781,001
	Merck & Co., Inc.
250,000	5.125%, due 11/15/11		263,416
	Pfizer Inc.
250,000	4.45%, due 3/15/12		263,791
			2,633,244

	Networking Products	0.1%
	Cisco Systems, Inc.
250,000	5.25%, due 2/22/11		255,564

	Oil & Gas	0.5%
	Chevron Corp.
600,000	3.45%, due 3/3/12		625,165
	Occidental Petroleum Corp.
250,000	6.75%, due 1/15/12		269,612
			894,777

	Software	0.5%
	Oracle Corp.
750,000	5.00%, due 1/15/11		762,146

	Retail	0.5%
	Wal-Mart Stores, Inc.
750,000	4.125%, due 2/15/11		762,542

	Telecommunications	1.0%
	AT&T Wireless Services, Inc.
750,000	7.875%, due 3/1/11		777,131
	Verizon Communications Inc.
750,000	5.25%, due 4/15/13		828,374
			1,605,505

	Total Corporate Bonds (cost $13,669,769)		13,837,510

	MORTGAGE-BACKED SECURITIES	13.4%
	U.S. Government Agencies	13.4%
	FHLMC ARM Pool (a)
21,559	2.402%, due 8/1/15, #755204		22,366
21,717	2.760%, due 2/1/22, #845113		22,761
53,572	4.434%, due 10/1/22, #635206		55,831
16,073	2.900%, due 6/1/23, #845755		16,877
13,672	2.580%, due 2/1/24, #609231		14,267
552,288	2.929%, due 1/1/25, #785726		581,221
34,679	3.564%, due 1/1/33, #1B0668		36,169
1,058,349	2.750%, due 10/1/34, #782784		1,102,602
448,001	2.927%, due 12/1/34, #1G0018		465,093
295,985	3.220%, due 4/1/36, #847671		309,780
	FNMA ARM Pool (a)
43,847	3.089%, due 7/1/25, #555206		45,781
315,119	3.703%, due 7/1/27, #424953		320,085
100,558	2.600%, due 3/1/28, #556438		105,271
148,411	3.935%, due 6/1/29, #508399		153,641
322,106	3.877%, due 4/1/30, #562912		333,488
104,759	2.713%, due 10/1/30, #670317		109,549
15,810	2.652%, due 7/1/31, #592745		16,557
113,705	2.817%, due 9/1/31, #597196		116,513
33,509	2.902%, due 11/1/31, #610547		34,914
4,352	2.500%, due 4/1/32, #629098		4,381
724,023	3.880%, due 10/1/33, #743454		745,741
2,336,345	3.000%, due 11/1/33, #755253		2,408,218
3,246,906	3.559%, due 5/1/34, #5719		3,390,990
868,428	2.639%, due 7/1/34, #779693		905,097
846,146	2.854%, due 10/1/34, #795136		866,456
653,032	2.776%, due 1/1/35, #805391		678,483
279,918	3.956%, due 10/1/35, #845041		290,646
389,177	5.039%, due 10/1/35, #846171		405,706
830,414	3.107%, due 1/1/36, #849264		869,385
269,538	5.908%, due 6/1/36, #872502		283,423
1,694,593	3.558%, due 1/1/37, #906389		1,775,819
1,531,198	3.316%, due 3/1/37, #907868		1,606,018
543,900	3.410%, due 8/1/37, #949772		570,243
314,463	4.362%, due 10/1/37, #955963		329,530
720,075	5.854%, due 11/1/37, #953653		750,397
692,002	6.207%, due 11/1/37, #948183		723,657
	FNMA Pool
7,336	11.00%, due 1/1/13, #415842		7,497
	GNMA II ARM Pool (a)
14,803	3.125%, due 11/20/21, #8871		15,252
101,194	3.125%, due 10/20/22, #8062		104,259
200,636	3.125%, due 11/20/26, #80011		206,713
47,719	3.125%, due 11/20/26, #80013		49,165
25,672	3.125%, due 12/20/26, #80021		26,449
12,609	3.375%, due 1/20/27, #80029		12,999
218,791	3.625%, due 7/20/27, #80094		226,172
303,036	3.625%, due 8/20/27, #80104		313,301
12,971	3.125%, due 10/20/27, #80122		13,364
107,571	3.375%, due 1/20/28, #80154		110,893
207,768	3.125%, due 10/20/29, #80331		214,062
48,024	3.125%, due 11/20/29, #80344		49,479
			21,816,561

	Total Mortgage-Backed Securities (cost $21,321,670)		21,816,561

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	47.6%
	Federal Deposit Insurance Corporation	14.5%
	Guaranteed Corporate Notes
	Bank of America Corp.
12,000,000	2.10%, due 4/30/12		12,303,648
	General Electric Capital Corp.
9,000,000	3.00%, due 12/9/11		9,275,679
2,000,000	2.00%, due 9/28/12		2,055,420
			23,634,747

	U.S. Government Agencies	6.4%
	FHLMC
7,000,000	2.125%, due 3/23/12		7,173,957
	FNMA
3,300,000	4.375%, due 9/13/10		3,304,640
			10,478,597

	U.S. Treasury Notes	26.7%
	U.S. Treasury Note
6,000,000	1.50%, due 10/31/10		6,013,596
4,500,000	1.25%, due 11/30/10		4,512,307
8,000,000	0.875%, due 12/31/10		8,018,752
4,000,000	0.875%, due 3/31/11		4,015,468
3,000,000	4.875%, due 7/31/11		3,125,742
1,000,000	1.50%, due 7/15/12		1,020,117
3,300,000	0.625%, due 7/31/12		3,310,451
8,300,000	1.375%, due 9/15/12		8,447,848
5,000,000	1.375%, due 11/15/12		5,091,405
			43,555,686

	Total U.S. Government Agencies and
	Instrumentalities (cost $77,279,980)		77,669,030

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	30.1%
1,720,879	Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% (b)		1,720,879
	FNMA Discount Note (c)
$8,000,000	0.15%, due 1/4/11		7,995,832
12,000,000	0.15%, due 1/18/11		11,993,052
11,000,000	0.16%, due 3/1/11		10,991,156
	U.S. Treasury Bills (c)
2,000,000	0.12%, due 11/18/10		1,999,472
6,500,000	0.13%, due 12/16/10		6,497,472
8,000,000	0.16%, due 2/10/11		7,994,240
	Total Short-Term Investments (cost $49,144,959)		49,192,103

	Total Investments (cost $161,416,378)	99.6%	162,515,204
	Other Assets less Liabilities	0.4%	632,516
	TOTAL NET ASSETS	100.0%	$163,147,720

(a) Variable rate note. Rate shown reflects the rate in effect at August 31, 2010.
(b) Rate shown is the 7-day yield at August 31, 2010.
(c) Rate shown is the discount rate at August 31, 2010.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

Cost of investments	$161,416,378

Gross unrealized appreciation	$1,098,826
Gross unrealized depreciation	—
Net unrealized appreciation	$1,098,826

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at August 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$13,837,510	$—	$13,837,510
Mortgage-Backed Securities	—	21,816,561	—	21,816,561
U.S. Government Agencies	—	77,669,030	—	77,669,030
Total Fixed Income	—	113,323,101	—	113,323,101
Short-Term Investments	1,720,879	47,471,224	—	49,192,103
Total Investments in Securities	$1,720,879	$160,794,325	$—	$162,515,204

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
       Douglas G. Hess, President

Date    10/18/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
   Douglas G. Hess, President

Date    10/18/10

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    10/18/10

* Print the name and title of each signing officer under his or her signature.